Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 09, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 17, 2024
C000254188 [Member]
Account Value [Line Items]
Accumulated Value	$ 12,526	$ 12,366	$ 12,164	$ 11,834	$ 11,484	$ 11,222	$ 10,829	$ 10,256	$ 10,000
C000254187 [Member]
Account Value [Line Items]
Accumulated Value	11,472	11,319	11,097	10,849	10,611	10,393	9,898	9,214		$ 9,203	$ 9,786	$ 9,990	$ 9,786	$ 10,000
Solactive GBS Global Markets All Cap USD Index [Member]
Account Value [Line Items]
Accumulated Value	12,996	12,978	12,720	12,295	11,959	11,796	11,280	10,654	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,399	$ 11,382	$ 11,134	$ 10,752	$ 10,534	$ 10,300	$ 9,797	$ 9,203		$ 9,254	$ 9,833	$ 10,012	$ 9,703	$ 10,000